Note 22 - Called Up Share Capital (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Share Capital [Text Block]
	2018	2017	2016
Allotted, called up and fully paid
Ordinary shares of $0.012 each as at 31 March	$162,689	$162,689	$72,125

Number allotted
Ordinary shares of $0.012 each	13,557,376	13,557,376	5,514,375

Share Outstanding [Text Block]
No. of shares
At April 1, 2016	5,514,375
Issue of new shares	8,043,001
At April 1, 201 7	13,557,376
Issue of new shares	-
At March 31, 201 8	13,557,376